Schedule of Cash and Restricted Cash (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Cash and cash equivalents	$ 7,290	$ 13,871	$ 13,303	$ 9,349
Restricted cash		502		502
Total cash, cash equivalents, and restricted cash	$ 7,290	$ 14,373	$ 13,805	$ 9,851